Average Annual Total Returns - Advisor Class - PIMCO International Bond Portfolio Unhedged	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	10.66%	5.28%	2.53%	10.11%	4.89%	1.99%